Putnam Multi-Asset Income Fund
The fund's portfolio
5/31/23 (Unaudited)

COMMON STOCKS (27.1%)(a)
	Shares	Value
Basic materials (1.2%)
AdvanSix, Inc.	280	$9,212
American Vanguard Corp.	205	3,497
American Woodmark Corp.(NON)	67	3,987
Andersons, Inc. (The)	83	3,238
Anglo American PLC (London Exchange) (United Kingdom)	2,989	82,715
Arcosa, Inc.	62	4,071
Atkore, Inc.(NON)	196	22,887
BHP Group, Ltd. (ASE Exchange) (Australia)	6,625	181,780
BHP Group, Ltd. (London Exchange) (Australia)	480	13,262
Boise Cascade Co.	279	20,038
CF Industries Holdings, Inc.	665	40,904
Clearwater Paper Corp.(NON)	142	4,315
Commercial Metals Co.	77	3,292
Compagnie de Saint-Gobain (France)	2,155	120,241
Constellium SE (France)(NON)	1,298	19,340
CRH PLC (Ireland)	1,202	57,113
Dow, Inc.	13,195	643,652
Eiffage SA (France)	198	21,207
Fortescue Metals Group, Ltd. (Australia)	8,124	100,957
Freeport-McMoRan, Inc. (Indonesia)	1,278	43,887
ICL Group, Ltd. (Israel)	12,857	70,068
Innospec, Inc.	121	11,176
LightWave Logic, Inc.(NON)	914	6,773
LyondellBasell Industries NV Class A	7,627	652,414
Minerals Technologies, Inc.	60	3,337
Mueller Industries, Inc.	303	22,501
NV5 Global, Inc.(NON)	36	3,262
OCI NV (Netherlands)	2,764	61,456
Olin Corp.	1,012	47,878
Orion Engineered Carbons SA (Luxembourg)	240	5,566
PotlatchDeltic Corp.(R)	139	6,468
Rayonier Advanced Materials, Inc.(NON)	912	3,101
Rio Tinto PLC (United Kingdom)	2,209	131,658
Rio Tinto, Ltd. (Australia)	1,374	95,332
Simpson Manufacturing Co., Inc.	74	8,746
Southern Copper Corp. (Peru)	639	42,666
Standex International Corp.	29	3,950
Sterling Construction Co., Inc.(NON)	291	13,406
Tronox Holdings PLC Class A	1,323	14,077
Tutor Perini Corp.(NON)	333	1,798
UFP Industries, Inc.	301	23,508
WestRock Co.	1,613	45,180

		2,673,916
Capital goods (1.2%)
Adient PLC(NON)	104	3,504
Aerojet Rocketdyne Holdings, Inc.(NON)	291	15,854
Aeva Technologies, Inc.(NON)	2,360	2,832
Alamo Group, Inc.	19	3,163
Albany International Corp. Class A	50	4,246
Allegion PLC (Ireland)	468	49,018
Allison Transmission Holdings, Inc.	1,089	51,510
American Axle & Manufacturing Holdings, Inc.(NON)	1,777	11,995
Applied Industrial Technologies, Inc.	115	14,140
Astec Industries, Inc.	86	3,170
Astronics Corp.(NON)	259	4,118
Barnes Group, Inc.	105	4,132
Belden, Inc.	105	9,186
Carrier Global Corp.	1,284	52,516
Caterpillar, Inc.	784	161,308
Comfort Systems USA, Inc.	26	3,847
Cummins, Inc.	219	44,766
Dassault Aviation SA (France)	553	93,591
Deere & Co.	128	44,285
Eaton Corp. PLC	341	59,982
Emerson Electric Co.	566	43,967
Encore Wire Corp.	73	11,948
ESCO Technologies, Inc.	64	5,760
Franklin Electric Co., Inc.	48	4,366
GEA Group AG (Germany)	202	8,481
General Dynamics Corp.	767	156,606
Gentherm, Inc.(NON)	65	3,572
GrafTech International, Ltd.	2,827	12,128
Heritage-Crystal Clean, Inc.(NON)	127	4,211
Hillenbrand, Inc.	150	7,196
Honeywell International, Inc.	237	45,409
Hyster-Yale Materials Handling, Inc.	134	6,266
Johnson Controls International PLC	2,395	142,982
Komatsu, Ltd. (Japan)	3,100	72,965
Kone Oyj Class B (Finland)	395	20,082
L3Harris Technologies, Inc.	250	43,980
LKQ Corp.	4,568	240,962
Lockheed Martin Corp.	1,751	777,462
MYR Group, Inc.(NON)	46	5,865
nLight, Inc.(NON)	269	3,890
O-I Glass, Inc.(NON)	1,029	21,321
Parker Hannifin Corp.	169	54,154
Powell Industries, Inc.	29	1,668
Raytheon Technologies Corp.	533	49,111
Republic Services, Inc.	679	96,167
Ryerson Holding Corp.	494	16,791
Shyft Group, Inc. (The)	152	3,574
Standard Motor Products, Inc.	48	1,695
Stoneridge, Inc.(NON)	191	3,125
Terex Corp.	416	19,290
Textron, Inc.	661	40,896
Titan International, Inc.(NON)	383	3,788
Titan Machinery, Inc.(NON)	173	4,368
Vertiv Holdings Co.	3,633	70,117
Vinci SA (France)	686	78,226
Waste Management, Inc.	313	50,681
Watts Water Technologies, Inc. Class A	28	4,437
WESCO International, Inc.(NON)	336	46,160
Zurn Elkay Water Solutions Corp.	698	15,712

		2,836,542
Communication services (0.8%)
American Tower Corp.(R)	250	46,110
AT&T, Inc.	39,233	617,135
Cambium Networks Corp.(NON)	172	2,697
Comcast Corp. Class A	3,278	128,989
Crown Castle, Inc.(R)	5,914	669,524
EchoStar Corp. Class A(NON)	485	7,648
Iridium Communications, Inc.	66	3,963
KDDI Corp. (Japan)	4,600	141,528
Liberty Latin America, Ltd. Class C (Chile)(NON)	1,838	13,417
Nippon Telegraph & Telephone Corp. (Japan)	2,000	56,703
Telenor ASA (Norway)	1,115	11,457
Verizon Communications, Inc.	5,188	184,848

		1,884,019
Conglomerates (0.4%)
3M Co.	472	44,042
AMETEK, Inc.	2,140	310,450
General Electric Co.	517	52,491
Marubeni Corp. (Japan)	9,100	129,527
Mitsubishi Corp. (Japan)	3,100	123,810
Mitsui & Co., Ltd. (Japan)	4,700	147,639
SPX Technologies, Inc.(NON)	155	11,836

		819,795
Consumer cyclicals (2.7%)
AAON, Inc.	36	3,118
ADT, Inc.	8,919	50,749
Amazon.com, Inc.(NON)	6,601	795,949
Apogee Enterprises, Inc.	92	3,396
Aristocrat Leisure, Ltd. (Australia)	2,393	57,705
Arrowhead Pharmaceuticals, Inc.(NON)	499	17,171
Automatic Data Processing, Inc.	216	45,142
Barrett Business Services, Inc.	39	3,276
Bayerische Motoren Werke AG (Germany)	835	90,967
Beazer Homes USA, Inc.(NON)	390	7,905
Best Buy Co., Inc.	623	45,273
Bluegreen Vacations Holding Corp.	109	3,115
BlueLinx Holdings, Inc.(NON)	99	8,140
Booking Holdings, Inc.(NON)	22	55,193
Boyd Gaming Corp.	642	40,915
Buckle, Inc. (The)	109	3,347
Caleres, Inc.	561	9,683
Cintas Corp.	102	48,158
Crocs, Inc.(NON)	64	7,186
Dana, Inc.	264	3,398
Dillard's, Inc. Class A	61	16,794
Dr. Ing. h.c. F. Porsche AG (Preference) (Germany)(NON)	89	11,049
Dun & Bradstreet Holdings, Inc.	4,659	46,590
Edenred (France)	442	28,417
Expedia Group, Inc.(NON)	496	47,472
Ford Motor Co.	60,890	730,680
Forrester Research, Inc.(NON)	52	1,492
Franklin Covey Co.(NON)	93	3,434
General Motors Co.	1,434	46,476
Genuine Parts Co.	953	141,930
GMS, Inc.(NON)	262	16,592
Golden Entertainment, Inc.(NON)	177	7,459
Goodyear Tire & Rubber Co. (The)(NON)	330	4,531
Green Dot Corp. Class A(NON)	188	3,427
Group 1 Automotive, Inc.	24	5,364
H & M Hennes & Mauritz AB Class B (Sweden)	6,415	80,338
Hermes International (France)	33	67,264
Home Depot, Inc. (The)	154	43,651
Hovnanian Enterprises, Inc. Class A(NON)	78	6,549
Huron Consulting Group, Inc.(NON)	42	3,414
Industria de Diseno Textil SA (Spain)	4,038	135,385
International Game Technology PLC	744	18,250
JD Sports Fashion PLC (United Kingdom)	52,547	99,700
KB Home	84	3,640
Kontoor Brands, Inc.	100	3,916
La Francaise des Jeux SAEM (France)	1,980	76,440
Laureate Education, Inc.	1,448	17,521
Light & Wonder, Inc.(NON)	430	25,065
LiveRamp Holdings, Inc.(NON)	786	19,131
Lowe's Cos., Inc.	256	51,489
LVMH Moet Hennessy Louis Vuitton SA (France)	75	65,460
M/I Homes, Inc.(NON)	245	17,314
Macy's, Inc.	26,677	362,540
Marriott International, Inc./MD Class A	309	51,847
Masonite International Corp.(NON)	62	5,460
Mastercard, Inc. Class A	67	24,456
MasterCraft Boat Holdings, Inc.(NON)	157	4,161
Mercedes-Benz Group AG (Germany)	1,913	142,797
Modine Manufacturing Co.(NON)	627	17,111
Movado Group, Inc.	131	3,334
Murphy USA, Inc.	36	9,951
NeoGames SA (Israel)(NON)	138	3,763
Nike, Inc. Class B	394	41,472
Nintendo Co., Ltd. (Japan)	3,500	148,432
Owens Corning	541	57,525
Penske Automotive Group, Inc.	414	57,223
PGT Innovations, Inc.(NON)	178	4,427
Pitney Bowes, Inc.	2,258	7,497
PROG Holdings, Inc.(NON)	113	3,687
Publicis Groupe SA (France)	1,470	109,257
PulteGroup, Inc.	709	46,851
RE/MAX Holdings, Inc. Class A	176	3,289
Red Rock Resorts, Inc. Class A	431	19,649
Ryman Hospitality Properties, Inc.(R)	266	24,400
Signet Jewelers, Ltd.	290	18,412
Sinclair Broadcast Group, Inc. Class A	221	3,399
Skyline Champion Corp.(NON)	320	18,602
SP Plus Corp.(NON)	111	4,042
Stellantis NV (Italy)	7,490	114,549
StoneCo., Ltd. Class A (Brazil)(NON)	1,512	18,945
Tapestry, Inc.	16,434	657,689
Taylor Wimpey PLC (United Kingdom)	15,469	22,034
Tesla, Inc.(NON)	314	64,034
TJX Cos., Inc. (The)	663	50,912
Toll Brothers, Inc.	6,422	434,769
Trane Technologies PLC	284	46,357
Travel + Leisure Co.	1,300	47,411
TRI Pointe Homes, Inc.(NON)	724	21,148
Triton International, Ltd. (Bermuda)	20	1,653
TuSimple Holdings, Inc. Class A(NON)	3,538	7,147
USS Co., Ltd. (Japan)	1,700	27,614
Vista Outdoor, Inc.(NON)	112	2,983
Visteon Corp.(NON)	154	20,571
Volkswagen AG (Preference) (Germany)	851	106,150
Walmart, Inc.	325	47,733
Wesfarmers, Ltd. (Australia)	2,844	88,052
Whirlpool Corp.	380	49,130
WPP PLC (United Kingdom)	2,874	30,570
Wyndham Hotels & Resorts, Inc.	716	48,867

		6,247,922
Consumer staples (2.3%)
A-Mark Precious Metals, Inc.	174	5,893
ACCO Brands Corp.	737	3,567
Beiersdorf AG (Germany)	322	40,990
Bloomin' Brands, Inc.	230	5,495
Brink's Co. (The)	258	17,165
British American Tobacco PLC (United Kingdom)	3,878	123,007
Cal-Maine Foods, Inc.	69	3,281
Cargurus, Inc.(NON)	721	13,548
CK Hutchison Holdings, Ltd. (Hong Kong)	19,000	114,738
Coca-Cola Co. (The)	15,944	951,219
Coca-Cola Consolidated, Inc.	33	21,837
Coles Group, Ltd. (Australia)	6,167	72,099
Colgate-Palmolive Co.	660	49,091
Conagra Brands, Inc.	1,332	46,447
CoreCivic, Inc.(NON)	399	3,439
Coursera, Inc.(NON)	340	4,304
Dave & Buster's Entertainment, Inc.(NON)	178	5,723
DoorDash, Inc. Class A(NON)	925	60,393
e.l.f. Beauty, Inc.(NON)	33	3,433
First Watch Restaurant Group, Inc.(NON)	389	6,866
Heidrick & Struggles International, Inc.	235	5,699
Hershey Co. (The)	203	52,719
Hostess Brands, Inc.(NON)	615	15,301
Hudson Technologies, Inc.(NON)	425	3,715
Imperial Brands PLC (United Kingdom)	4,990	105,436
Ingles Markets, Inc. Class A	92	7,385
Insperity, Inc.	29	3,211
Inter Parfums, Inc.	160	20,096
ITOCHU Corp. (Japan)	4,100	138,384
Itron, Inc.(NON)	312	21,132
Japan Tobacco, Inc. (Japan)	5,800	126,367
John B. Sanfilippo & Son, Inc.	48	5,579
Kesko Oyj Class B (Finland)	4,850	91,739
Keurig Dr Pepper, Inc.	718	22,344
Kforce, Inc.	55	3,167
Koninklijke Ahold Delhaize NV (Netherlands)	1,123	35,682
Korn Ferry	347	16,309
Kraft Heinz Co. (The)	1,763	67,382
ManpowerGroup, Inc.	667	46,803
McDonald's Corp.	399	113,759
Mondelez International, Inc. Class A	742	54,470
Nestle SA (Switzerland)	1,031	122,355
PepsiCo, Inc.	692	126,186
Perdoceo Education Corp.(NON)	764	9,008
Philip Morris International, Inc.	9,264	833,853
Primo Water Corp.	905	11,647
Procter & Gamble Co. (The)	2,604	371,070
Reckitt Benckiser Group PLC (United Kingdom)	186	14,464
Recruit Holdings Co., Ltd. (Japan)	1,700	52,141
Resideo Technologies, Inc.(NON)	235	3,767
Resources Connection, Inc.	239	3,652
Sally Beauty Holdings, Inc.(NON)	1,174	13,219
Simply Good Foods Co. (The)(NON)	364	13,173
Starbucks Corp.	460	44,914
Sumitomo Corp. (Japan)	7,000	132,008
TriNet Group, Inc.(NON)	249	22,129
Uber Technologies, Inc.(NON)	16,992	644,507
Udemy, Inc.(NON)	361	3,610
Unilever PLC (United Kingdom)	3,735	187,511
United Natural Foods, Inc.(NON)	207	5,529
USANA Health Sciences, Inc.(NON)	70	4,247
Vector Group, Ltd.	576	6,745
Veritiv Corp.	126	13,304
WH Group, Ltd. (Hong Kong)	46,500	24,243
Yakult Honsha Co., Ltd. (Japan)	1,200	77,796
ZOZO, Inc. (Japan)	800	16,304

		5,266,596
Energy (1.4%)
Aker BP ASA (Norway)	1,153	25,013
Alpha Metallurgical Resources, Inc.	143	19,301
Arch Resources, Inc.	84	8,681
BP PLC (United Kingdom)	7,048	39,675
California Resources Corp.	420	15,767
Chevron Corp.	2,523	380,014
Chord Energy Corp.	144	20,598
Comstock Resources, Inc.	352	3,281
CONSOL Energy, Inc.	198	10,684
Delek US Holdings, Inc.	54	1,189
Devon Energy Corp.	940	43,334
Equinor ASA (Norway)	4,382	111,825
Exxon Mobil Corp.	9,803	1,001,671
Golar LNG, Ltd. (Norway)(NON)	777	15,983
Marathon Oil Corp.	2,145	47,533
Marathon Petroleum Corp.	4,602	482,796
Nabors Industries, Ltd.(NON)	62	5,189
NexTier Oilfield Solutions, Inc.(NON)	424	3,197
NOW, Inc.(NON)	1,178	10,472
OMV AG (Austria)	2,391	106,744
Par Pacific Holdings, Inc.(NON)	888	18,932
PBF Energy, Inc. Class A	628	23,117
Peabody Energy Corp.	187	3,396
Phillips 66	498	45,622
Repsol SA (Spain)	692	9,425
Schlumberger, Ltd.	1,060	45,400
Shell PLC (London Exchange) (United Kingdom)	1,178	32,664
SM Energy Co.	537	14,118
SunCoke Energy, Inc.	781	5,303
Targa Resources Corp.	363	24,702
Thermon Group Holdings, Inc.(NON)	247	5,666
US Silica Holdings, Inc.(NON)	1,327	15,035
Valero Energy Corp.	2,891	309,453
Vitesse Energy, Inc.	14,002	323,306
Warrior Met Coal, Inc.	562	18,422
Weatherford International PLC(NON)	391	22,068
Woodside Energy Group, Ltd. (Australia)	1,076	23,859

		3,293,435
Financials (4.2%)
3i Group PLC (United Kingdom)	5,744	140,570
AGNC Investment Corp.(R)	4,705	43,239
Alexander & Baldwin, Inc.(R)	476	8,720
Allianz SE (Germany)	171	36,560
Ally Financial, Inc.	3,307	88,198
Amalgamated Financial Corp.	333	4,735
American Assets Trust, Inc.(R)	190	3,620
American Equity Investment Life Holding Co.	497	19,607
American Express Co.	295	46,775
American International Group, Inc.	974	51,456
Ameriprise Financial, Inc.	171	51,038
AMERISAFE, Inc.	82	4,187
Amundi SA (France)	1,707	96,933
Anywhere Real Estate, Inc.(NON)	1,399	8,492
ANZ Group Holdings, Ltd. (Australia)	3,557	52,871
Apple Hospitality REIT, Inc.(R)	547	7,948
Argo Group International Holdings, Ltd. (Bermuda)	115	3,371
Armada Hoffler Properties, Inc.(R)	298	3,290
Associated Banc-Corp.	209	3,095
Aviva PLC (United Kingdom)	9,974	49,232
Axos Financial, Inc.(NON)	498	18,834
Banco Bilbao Vizcaya Argentaria SA (Spain)	18,779	124,568
Banco Latinoamericano de Comercio Exterior SA (Panama)	124	2,417
Banco Santander SA (Spain)	4,063	13,285
Bank Leumi Le-Israel BM (Israel)	1,246	8,742
Bank of America Corp.	1,702	47,299
Bank of New York Mellon Corp. (The)	1,070	43,014
Bank of NT Butterfield & Son, Ltd. (The) (Bermuda)	199	4,989
Banner Corp.	355	15,361
Barratt Developments PLC (United Kingdom)	7,678	44,289
Berkshire Hathaway, Inc. Class B(NON)	73	23,439
BGC Partners, Inc. Class A	3,699	15,055
Blackstone, Inc.	577	49,414
Bread Financial Holdings, Inc.	130	3,663
BrightSpire Capital, Inc.(R)	1,389	8,223
Broadstone Net Lease, Inc.(R)	227	3,559
Capital One Financial Corp.	528	55,023
Carlyle Group, Inc. (The)	8,686	238,083
Cathay General Bancorp	467	13,655
Central Pacific Financial Corp.	250	3,653
Citigroup, Inc.	10,225	453,172
CK Asset Holdings, Ltd. (Hong Kong)	12,500	67,280
CNA Financial Corp.	1,225	45,154
CNO Financial Group, Inc.	925	20,082
Columbia Banking System, Inc.	2,525	50,576
Comerica, Inc.	650	23,465
ConnectOne Bancorp, Inc.	263	3,572
Corebridge Financial, Inc.	31,591	525,042
Corporate Office Properties Trust(R)	151	3,446
Credit Agricole SA (France)	9,219	106,056
Cushman & Wakefield PLC(NON)	1,031	8,176
Customers Bancorp, Inc.(NON)	395	9,093
DBS Group Holdings, Ltd. (Singapore)	3,300	73,549
Deutsche Bank AG (Germany)	867	8,789
Discover Financial Services	4,086	419,796
East West Bancorp, Inc.	1,066	51,008
Eastern Bankshares, Inc.	315	3,418
Employers Holdings, Inc.	114	4,122
Enova International, Inc.(NON)	117	5,443
Enterprise Financial Services Corp.	45	1,828
Equitable Holdings, Inc.	7,568	185,719
Essent Group, Ltd.	530	23,410
Essential Properties Realty Trust, Inc.(R)	157	3,757
F&G Annuities & Life, Inc.	2,705	55,939
Fifth Third Bancorp	1,866	45,288
First BanCorp/Puerto Rico (Puerto Rico)	1,695	18,916
First Financial Corp./IN	97	3,147
Fulton Financial Corp.	102	1,138
Gaming and Leisure Properties, Inc.(R)	4,812	231,650
Genworth Financial, Inc. Class A(NON)	3,715	19,875
Gjensidige Forsikring ASA (Norway)	450	7,568
Goldman Sachs Group, Inc. (The)	147	47,613
Granite Point Mortgage Trust, Inc.(R)	763	3,563
Hancock Whitney Corp.	451	16,475
Hanmi Financial Corp.	229	3,298
Healthpeak Properties, Inc.(R)	2,114	42,195
Heartland Financial USA, Inc.	304	8,387
Heritage Commerce Corp.	436	3,174
Hersha Hospitality Trust Class A(R)	547	3,167
Hilltop Holdings, Inc.	149	4,398
Hope Bancorp, Inc.	962	7,715
Horace Mann Educators Corp.	379	11,389
HSBC Holdings PLC (United Kingdom)	29,108	213,793
Independent Bank Corp./MI	192	3,139
International Bancshares Corp.	101	4,315
Investor AB Class B (Sweden)	6,129	124,909
Jackson Financial, Inc. Class A	578	16,011
Japan Post Holdings Co., Ltd. (Japan)	12,100	85,458
Jefferies Financial Group, Inc.	1,531	46,037
JPMorgan Chase & Co.	7,570	1,027,325
Julius Baer Group, Ltd. (Switzerland)	1,639	100,555
Kennedy-Wilson Holdings, Inc.	920	14,196
Klepierre SA (France)(R)	1,271	28,829
Ladder Capital Corp.(R)	363	3,459
Lamar Advertising Co. Class A(R)	499	44,850
M&G PLC (United Kingdom)	44,556	110,369
Marcus & Millichap, Inc.	115	3,375
MetLife, Inc.	7,794	386,193
MFA Financial, Inc.(R)	349	3,692
MGIC Investment Corp.	3,181	48,097
Midland States Bancorp, Inc.	155	2,998
Mitsubishi HC Capital, Inc. (Japan)	2,300	12,459
Mizrahi Tefahot Bank, Ltd. (Israel)	273	8,764
Mr. Cooper Group, Inc.(NON)	461	21,326
National Australia Bank, Ltd. (Australia)	7,063	118,862
National Bank Holdings Corp. Class A	111	3,322
National Health Investors, Inc.(R)	75	3,908
NatWest Group PLC (United Kingdom)	5,707	18,524
Navient Corp.	1,262	19,119
NMI Holdings, Inc. Class A(NON)	67	1,685
Nomura Real Estate Holdings, Inc. (Japan)	2,000	48,319
Nordea Bank ABP (Finland)	11,030	109,376
OceanFirst Financial Corp.	246	3,493
OFG Bancorp (Puerto Rico)	358	8,685
OneMain Holdings, Inc.	1,382	52,323
Outfront Media, Inc.(R)	1,092	15,637
Park Hotels & Resorts, Inc.	3,745	48,460
Partners Group Holding AG (Switzerland)	56	50,687
Pathward Financial, Inc.	306	13,446
Peapack-Gladstone Financial Corp.	123	3,246
PennyMac Financial Services, Inc.	118	7,203
Piedmont Office Realty Trust, Inc. Class A(R)	750	4,673
Piper Sandler Cos.	24	3,057
PNC Financial Services Group, Inc. (The)	419	48,533
Preferred Bank/Los Angeles CA	69	3,182
ProAssurance Corp.	294	3,572
Prudential Financial, Inc.	586	46,112
Public Storage(R)	180	50,994
QCR Holdings, Inc.	84	3,227
Reinsurance Group of America, Inc.	354	49,560
Retail Opportunity Investments Corp.(R)	920	11,224
Rithm Capital Corp.(R)	91,979	748,709
RMR Group, Inc. (The) Class A	132	2,842
S&T Bancorp, Inc.	135	3,621
Safehold, Inc.(R)	142	3,666
Sampo Oyj Class A (Finland)	358	16,463
Simon Property Group, Inc.(R)	5,983	629,112
SiriusPoint, Ltd. (Bermuda)(NON)	365	3,398
SITE Centers Corp.(R)	293	3,493
SLM Corp.	3,945	60,201
SouthState Corp.	73	4,564
STAG Industrial, Inc.(R)	473	16,460
Star Holdings(NON)	223	3,457
StoneX Group, Inc.(NON)	187	15,014
Sunstone Hotel Investors, Inc.(R)	1,835	18,111
Swiss Re AG (Switzerland)	69	6,931
Synchrony Financial	5,977	185,048
Taylor Morrison Home Corp.(NON)	542	22,997
Terreno Realty Corp.(R)	54	3,312
TPG RE Finance Trust, Inc.(R)	568	3,595
TriCo Bancshares	105	3,419
Truist Financial Corp.	1,662	50,641
TrustCo Bank Corp. NY	115	3,177
U.S. Bancorp	1,527	45,657
UBS Group AG (Switzerland)	3,660	69,872
UMB Financial Corp.	49	2,775
Universal Insurance Holdings, Inc.	223	3,200
Unum Group	1,135	49,316
Urban Edge Properties(R)	265	3,532
Virtu Financial, Inc. Class A	4,882	85,874
Virtus Investment Partners, Inc.	52	9,921
Wells Fargo & Co.	8,140	324,053
WesBanco, Inc.	190	4,587
Westamerica Bancorp	289	10,933
Whitestone REIT(R)	398	3,494

		9,573,373
Health care (3.7%)
2seventy bio, Inc.(NON)	399	4,752
Abbott Laboratories	3,233	329,766
AbbVie, Inc.	6,325	872,597
ACADIA Pharmaceuticals, Inc.(NON)	822	19,317
Adaptive Biotechnologies Corp.(NON)	1,980	13,781
Addus HomeCare Corp.(NON)	39	3,516
Agenus, Inc.	3,255	5,078
Alkermes PLC(NON)	790	22,855
Allscripts Healthcare Solutions, Inc.(NON)	1,109	13,064
Amgen, Inc.	221	48,764
AMN Healthcare Services, Inc.(NON)	198	18,802
Amylyx Pharmaceuticals, Inc.(NON)	467	11,530
AngioDynamics, Inc.(NON)	425	4,021
Arcellx, Inc.(NON)	411	18,146
Arcturus Therapeutics Holdings, Inc.(NON)	664	18,154
Arvinas, Inc.(NON)	158	3,449
AstraZeneca PLC (United Kingdom)	310	45,030
AtriCure, Inc.(NON)	283	12,727
Avanos Medical, Inc.(NON)	304	7,448
Axonics, Inc.(NON)	37	1,790
BioCryst Pharmaceuticals, Inc.(NON)	445	3,680
Biohaven, Ltd.(NON)	241	4,220
Bristol-Myers Squibb Co.	13,093	843,713
Cardinal Health, Inc.	8,423	693,213
Castle Biosciences, Inc.(NON)	150	3,665
Catalyst Pharmaceuticals, Inc.(NON)	306	3,534
Cigna Corp.	232	57,399
Cogent Biosciences, Inc.(NON)	327	3,839
Coloplast A/S Class B (Denmark)	219	27,584
Computer Programs and Systems, Inc.(NON)	126	3,006
Corcept Therapeutics, Inc.(NON)	172	4,040
CVS Health Corp.	8,471	576,282
Dyne Therapeutics, Inc.(NON)	374	4,873
Elevance Health, Inc.	111	49,708
Eli Lilly and Co.	1,782	765,298
Enanta Pharmaceuticals, Inc.(NON)	298	6,997
FibroGen, Inc.(NON)	941	16,232
Fulgent Genetics, Inc.(NON)	259	10,300
Geron Corp.(NON)	1,592	5,206
Glaukos Corp.(NON)	107	6,101
GlaxoSmithKline PLC (United Kingdom)	8,041	134,975
HealthEquity, Inc.(NON)	64	3,507
IGM Biosciences, Inc.(NON)	301	3,627
ImmunoGen, Inc.(NON)	257	3,505
Inari Medical, Inc.(NON)	61	3,684
Inspire Medical Systems, Inc.(NON)	102	29,834
Intercept Pharmaceuticals, Inc.(NON)	932	9,823
Ipsen SA (France)	933	108,220
Johnson & Johnson	304	47,138
Karuna Therapeutics, Inc.(NON)	120	27,186
Karyopharm Therapeutics, Inc.(NON)	1,476	3,336
Keros Therapeutics, Inc.(NON)	81	3,877
Kiniksa Pharmaceuticals, Ltd. Class A(NON)	417	5,780
Kodiak Sciences, Inc.(NON)	546	3,238
Koninklijke Philips NV (Netherlands)	5,345	101,164
Lantheus Holdings, Inc.(NON)	300	25,977
Ligand Pharmaceuticals, Inc.(NON)	26	1,822
LivaNova PLC (United Kingdom)(NON)	334	14,790
Medpace Holdings, Inc.(NON)	26	5,381
Medtronic PLC	500	41,380
Merck & Co., Inc.	9,146	1,009,810
Merck KGaA (Germany)	415	72,079
Nevro Corp.(NON)	139	3,831
NextGen Healthcare, Inc.(NON)	525	8,174
Novartis AG (Switzerland)	2,746	264,115
Novo Nordisk A/S Class B (Denmark)	1,794	288,270
Ono Pharmaceutical Co., Ltd. (Japan)	1,200	22,427
Option Care Health, Inc.(NON)	687	18,927
OraSure Technologies, Inc.(NON)	1,017	5,116
Orthofix Medical, Inc. (Netherlands)(NON)	217	4,056
Pacific Biosciences of California, Inc.(NON)	399	4,940
Pfizer, Inc.	20,495	779,220
PTC Therapeutics, Inc.(NON)	471	19,768
RadNet, Inc.(NON)	254	7,351
RAPT Therapeutics, Inc.(NON)	208	4,166
Reata Pharmaceuticals, Inc. Class A(NON)	38	3,422
Rigel Pharmaceuticals, Inc.(NON)	2,545	3,563
Roche Holding AG (Switzerland)	817	258,877
Sabra Health Care REIT, Inc.(R)	917	10,325
Sangamo Therapeutics, Inc.(NON)	3,631	4,067
Sanofi (France)(NON)	1,415	143,729
Schrodinger, Inc.(NON)	122	4,081
SI-BONE, Inc.(NON)	139	3,500
Sonic Healthcare, Ltd. (Australia)	981	22,423
STAAR Surgical Co.(NON)	256	14,853
Sutro Biopharma, Inc.(NON)	648	2,910
Takeda Pharmaceutical Co., Ltd. (Japan)	2,100	66,634
TransMedics Group, Inc.(NON)	255	18,528
UnitedHealth Group, Inc.	96	46,775
Viatris, Inc.	5,025	45,979
Vir Biotechnology, Inc.(NON)	776	20,696

		8,324,333
Technology (8.0%)
A10 Networks, Inc.	1,046	15,575
Accenture PLC Class A	167	51,089
Adeia, Inc.	1,008	9,888
Adobe, Inc.(NON)	290	121,159
Agilysys, Inc.(NON)	124	9,218
Allied Motion Technologies, Inc.	91	3,088
Alphabet, Inc. Class A(NON)	17,518	2,152,437
Ambarella, Inc.(NON)	62	4,484
Amplitude, Inc. Class A(NON)	374	3,643
Apple, Inc.	23,077	4,090,398
Applied Materials, Inc.	508	67,716
ASML Holding NV (Netherlands)	118	84,571
Atlassian Corp. Class A(NON)	360	65,084
Autodesk, Inc.(NON)	241	48,053
Avid Technology, Inc.(NON)	503	12,072
Axcelis Technologies, Inc.(NON)	156	24,578
Broadcom, Inc.	1,629	1,316,167
Cadence Design Systems, Inc.(NON)	2,011	464,360
Calix, Inc.(NON)	465	21,674
CEVA, Inc.(NON)	163	4,078
Check Point Software Technologies, Ltd. (Israel)(NON)	300	37,443
Cisco Systems, Inc./Delaware	18,942	940,849
CommVault Systems, Inc.(NON)	313	21,813
CSG Systems International, Inc.	266	12,763
DocuSign, Inc.(NON)	3,263	184,033
Domo, Inc. Class B(NON)	995	13,383
eBay, Inc.	16,427	698,805
Enfusion, Inc. Class A(NON)	459	3,654
Extreme Networks, Inc.(NON)	1,062	21,877
Fidelity National Information Services, Inc.	898	49,004
Fujitsu, Ltd. (Japan)	800	101,367
HealthStream, Inc.	176	4,052
HubSpot, Inc.(NON)	123	63,713
Intapp, Inc.(NON)	344	14,541
Integral Ad Science Holding Corp.(NON)	184	3,479
Intuit, Inc.	844	353,737
KLA Corp.	148	65,563
Konami Group Corp. (Japan)	500	26,456
Lam Research Corp.	99	61,053
MaxLinear, Inc. Class A(NON)	571	16,679
Meta Platforms, Inc. Class A(NON)	1,746	462,201
Microsoft Corp.	8,473	2,782,448
NetApp, Inc.	731	48,502
NetScout Systems, Inc.(NON)	144	4,395
nVent Electric PLC (United Kingdom)	6,313	273,858
NVIDIA Corp.	5,441	2,058,548
OneSpan, Inc.(NON)	269	4,073
Oracle Corp. Japan (Japan)	200	15,297
Otsuka Corp. (Japan)	3,100	116,671
PDF Solutions, Inc.(NON)	106	4,479
Pegasystems, Inc.	511	24,712
Phreesia, Inc.(NON)	357	10,717
PROS Holdings, Inc.(NON)	343	10,400
Qualcomm, Inc.	4,995	566,483
Qualys, Inc.(NON)	167	21,085
Rambus, Inc.(NON)	417	26,671
Rapid7, Inc.(NON)	413	19,708
SCSK Corp. (Japan)	6,700	105,915
ServiceNow, Inc.(NON)	120	65,374
Smartsheet, Inc. Class A(NON)	1,160	57,513
Snowflake, Inc. Class A(NON)	307	50,766
Square Enix Holdings Co., Ltd. (Japan)	2,200	98,486
Squarespace, Inc. Class A(NON)	565	16,605
Super Micro Computer, Inc.(NON)	147	32,921
Synaptics, Inc.(NON)	88	7,572
TDK Corp. (Japan)	200	7,624
Telefonaktiebolaget LM Ericsson Class B (Sweden)	8,090	41,917
Tower Semiconductor, Ltd. (Israel)(NON)	594	24,600
TTM Technologies, Inc.(NON)	233	3,192
Viavi Solutions, Inc.(NON)	367	3,611
Vimeo, Inc.(NON)	1,577	5,788
Vishay Intertechnology, Inc.	201	5,182
Weave Communications, Inc.(NON)	463	3,621
Yext, Inc.(NON)	1,076	9,888

		18,254,419
Transportation (0.4%)
A.P. Moeller-Maersck A/S Class B (Denmark)	51	86,237
ArcBest Corp.	127	10,640
Ardmore Shipping Corp. (Ireland)	358	4,192
Arlo Technologies, Inc.(NON)	987	9,544
Covenant Logistics Group, Inc.	100	3,817
CSX Corp.	1,507	46,220
Daseke, Inc.(NON)	509	3,054
Deutsche Post AG (Germany)	2,974	133,665
Dorian LPG, Ltd.	274	6,324
FedEx Corp.	279	60,816
Hub Group, Inc. Class A(NON)	168	12,358
Kuehne + Nagel International AG (Switzerland)	358	102,040
Matson, Inc.	253	17,287
Nippon Yusen (Japan)	4,700	100,049
Norfolk Southern Corp.	225	46,841
Safe Bulkers, Inc. (Monaco)	1,038	3,290
Scorpio Tankers, Inc.	269	12,312
SITC International Holdings Co., Ltd. (Hong Kong)	35,000	60,704
Teekay Corp. (Bermuda)(NON)	814	4,567
Union Pacific Corp.	242	46,590
United Parcel Service, Inc. Class B	262	43,754

		814,301
Utilities and power (0.8%)
ALLETE, Inc.	244	14,535
American Electric Power Co., Inc.	530	44,054
Black Hills Corp.	55	3,352
Chesapeake Utilities Corp.	97	12,387
Clearway Energy, Inc. Class A	123	3,380
Constellation Energy Corp.	620	52,092
Dominion Energy, Inc.	815	40,978
DTE Energy Co.	430	46,268
Duke Energy Corp.	492	43,931
E.ON SE (Germany)	10,397	125,702
Edison International	713	48,142
Endesa SA (Spain)	1,432	30,910
Enel SpA (Italy)	23,027	144,415
ENGIE SA (France)	3,644	54,933
Eversource Energy	605	41,884
Exelon Corp.	1,185	46,985
FirstEnergy Corp.	502	18,770
Glow Energy PCL (Thailand)(NON)(F)	35,800	10
Kinder Morgan, Inc.	2,928	47,170
Naturgy Energy Group SA (Spain)	2,099	59,744
New Jersey Resources Corp.	130	6,299
NiSource, Inc.	1,630	43,831
Northwest Natural Holding Co.	217	9,266
NRG Energy, Inc.	1,790	60,484
Osaka Gas Co., Ltd. (Japan)	1,000	15,851
Otter Tail Corp.	60	4,453
PNM Resources, Inc.	453	20,802
Portland General Electric Co.	172	8,382
Public Service Enterprise Group, Inc.	795	47,501
Sempra Energy	309	44,351
SJW Group	112	8,571
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	25,989	31,187
Unitil Corp.	79	4,163
Vistra Corp.	28,741	688,903

		1,873,686

Total common stocks (cost $62,282,436)		$61,862,337

CORPORATE BONDS AND NOTES (26.6%)(a)
		Principal amount	Value
Basic materials (2.4%)
ATI, Inc. sr. unsec. sub. notes 5.875%, 12/1/27		$145,000	$138,113
Avient Corp. 144A sr. unsec. unsub. notes 7.125%, 8/1/30		105,000	106,013
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29		150,000	128,508
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26		55,000	51,993
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29		40,000	34,500
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		70,000	69,475
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		95,000	85,139
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		110,000	108,226
Cabot Corp. sr. unsec. bonds 5.00%, 6/30/32		160,000	152,795
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)		160,000	160,945
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)		240,000	241,640
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)		45,000	43,979
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)		120,000	104,535
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		370,000	308,900
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26		10,000	9,727
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		140,000	120,074
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27		110,000	105,188
Constellium SE sr. unsec. notes Ser. REGS, 3.125%, 7/15/29 (France)	EUR	100,000	89,574
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 8.625%, 6/1/31 (Canada)		$95,000	93,575
FMC Corp. sr. unsec. unsub. notes 5.65%, 5/18/33		210,000	206,018
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30		325,000	266,014
Graphic Packaging International, LLC company guaranty sr. unsec. unsub. notes Ser. REGS, 2.625%, 2/1/29	EUR	100,000	93,545
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.75%, 2/1/30		$60,000	52,730
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 4.50%, 4/1/26 (Canada)		20,000	18,328
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		40,000	35,922
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29		260,000	236,960
IHS Holding, Ltd. company guaranty sr. unsec. notes Ser. REGS, 6.25%, 11/29/28 (Nigeria)		270,000	216,338
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28		60,000	49,500
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer, LLC 144A sr. notes 6.00%, 9/15/28 (Canada)		100,000	83,525
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28		105,000	99,296
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50		35,000	23,002
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30		60,000	47,635
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29		80,000	70,000
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes 6.625%, 10/15/29		100,000	85,423
Mauser Packaging Solutions Holding Co. 144A company guaranty notes 9.25%, 4/15/27		70,000	63,884
Mauser Packaging Solutions Holding Co. 144A sr. notes 7.875%, 8/15/26		90,000	89,201
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		65,000	51,394
Minsur SA sr. unsec. notes Ser. REGS, 4.50%, 10/28/31 (Peru)		260,000	224,250
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		140,000	124,249
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)		145,000	138,215
PMHC II, Inc. 144A sr. unsec. notes 9.00%, 2/15/30		90,000	66,869
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28		120,000	106,334
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29		105,000	86,979
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27		130,000	123,530
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29		110,000	86,953
Westlake Corp. sr. unsec. bonds 3.125%, 8/15/51		125,000	77,214
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41		120,000	79,495
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30		161,000	186,174
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)		25,000	28,028
WR Grace Holdings, LLC 144A sr. notes 7.375%, 3/1/31		140,000	137,200
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29		95,000	78,872

			5,485,976
Capital goods (1.9%)
Adient Global Holdings, Ltd. 144A sr. notes 7.00%, 4/15/28		50,000	50,500
Adient Global Holdings, Ltd. 144A sr. unsec. unsub. notes 8.25%, 4/15/31		30,000	29,925
Allison Transmission, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 1/30/31		170,000	143,538
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30		80,000	71,729
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC sr. unsec. notes Ser. REGS, 3.00%, 9/1/29	EUR	100,000	78,218
Ball Corp. company guaranty sr. unsec. notes 6.00%, 6/15/29		$5,000	4,988
Berry Global, Inc. 144A company guaranty notes 5.625%, 7/15/27		35,000	34,519
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27		170,000	147,871
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26		225,000	209,380
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		45,000	44,491
Bombardier, Inc. 144A sr. unsec. notes 7.125%, 6/15/26 (Canada)		55,000	53,937
Chart Industries, Inc. 144A company guaranty sr. notes 7.50%, 1/1/30		85,000	85,856
Chart Industries, Inc. 144A company guaranty sr. unsec. notes 9.50%, 1/1/31		60,000	62,752
Clarios Global LP 144A sr. notes 6.75%, 5/15/28		15,000	15,000
Clarios Global LP/Clarios US Finance Co. company guaranty sr. notes Ser. REGS, 4.375%, 5/15/26	EUR	155,000	158,448
Covanta Holding Corp. 144A company guaranty sr. unsec. notes 4.875%, 12/1/29		$125,000	108,454
Emerald Debt Merger Sub, LLC 144A sr. notes 6.625%, 12/15/30		80,000	79,300
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		50,000	45,398
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.00%, 8/1/28 (Canada)		80,000	71,436
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		135,000	106,068
Howmet Aerospace, Inc. sr. unsec. unsub. bonds 5.95%, 2/1/37		50,000	50,018
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29		100,000	87,543
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26		300,000	288,644
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28		40,000	34,562
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29		120,000	91,345
MajorDrive Holdings IV, LLC 144A sr. unsec. notes 6.375%, 6/1/29		160,000	122,235
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28		260,000	244,832
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		100,000	101,750
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		25,000	25,064
Raytheon Technologies Corp. sr. unsec. notes 5.15%, 2/27/33		85,000	86,446
Ritchie Bros Holdings, Inc. 144A company guaranty sr. notes 6.75%, 3/15/28		30,000	30,375
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31		60,000	62,475
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29		140,000	123,900
Sensata Technologies BV 144A company guaranty sr. unsec. unsub. notes 5.875%, 9/1/30		235,000	226,952
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		60,000	49,318
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29		80,000	74,133
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		240,000	213,300
TransDigm, Inc. 144A sr. notes 6.75%, 8/15/28		290,000	290,000
Vertiv Group Corp. 144A company guaranty sr. notes 4.125%, 11/15/28		185,000	165,459
Waste Connections, Inc. sr. unsec. bonds 4.20%, 1/15/33		55,000	51,869
Waste Connections, Inc. sr. unsec. notes 4.25%, 12/1/28		215,000	209,082
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26		35,000	32,193
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28		115,000	117,543

			4,380,846
Communication services (2.1%)
Altice France SA 144A company guaranty sr. notes 5.50%, 10/15/29 (France)		200,000	145,140
American Tower Corp. sr. unsec. notes 3.125%, 1/15/27(R)		275,000	255,276
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)		150,000	130,426
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)		110,000	101,150
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27		90,000	81,520
AT&T, Inc. sr. unsec. bonds 3.55%, 9/15/55		115,000	79,118
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33		265,000	208,244
AT&T, Inc. sr. unsec. unsub. bonds 2.25%, 2/1/32		180,000	144,132
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46		20,000	17,363
CCO Holdings, LLC/CCO Holdings Capital Corp. sr. unsec. bonds 4.50%, 5/1/32		220,000	172,176
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		215,000	193,514
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 2.25%, 1/15/29		100,000	82,991
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45		85,000	76,927
Comcast Corp. company guaranty sr. unsec. notes 3.45%, 2/1/50		105,000	78,611
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49		40,000	32,545
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27		45,000	41,644
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27		140,000	131,645
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28(R)		75,000	70,512
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27(R)		90,000	84,660
Crown Castle, Inc. sr. unsec. notes 4.75%, 5/15/47(R)		45,000	38,236
Crown Castle, Inc. sr. unsec. sub. bonds 3.30%, 7/1/30(R)		145,000	128,099
Crown Castle, Inc. sr. unsec. sub. bonds 2.25%, 1/15/31(R)		205,000	168,108
CSC Holdings, LLC 144A sr. unsec. bonds 5.75%, 1/15/30		200,000	88,086
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27		80,000	70,465
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.125%, 6/1/29		85,000	38,550
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26		85,000	67,143
Embarq Corp. sr. unsec. unsub. bonds 7.995%, 6/1/36		150,000	74,625
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)		240,000	210,905
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27		105,000	93,576
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 8.75%, 5/15/30		60,000	56,099
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28		75,000	43,145
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		365,000	390,209
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30		10,000	9,278
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27		290,000	275,499
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.75%, 1/15/54		105,000	106,517
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.05%, 7/15/33		205,000	201,598
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31		65,000	55,539
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61		160,000	114,047
Verizon Communications, Inc. sr. unsec. notes 2.55%, 3/21/31		80,000	66,994
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28		315,000	306,163
Verizon Communications, Inc. sr. unsec. unsub. notes 2.355%, 3/15/32		115,000	92,744

			4,823,219
Conglomerates (0.1%)
General Electric Co. jr. unsec. sub. FRN (ICE LIBOR USD 3 Month + 3.33%), 8.196%, perpetual maturity		185,000	184,168

			184,168
Consumer cyclicals (3.9%)
ADT Security Corp. 144A sr. notes 4.125%, 8/1/29		125,000	109,063
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)		160,000	149,200
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27		105,000	100,172
Amazon.com, Inc. sr. unsec. unsub. bonds 2.70%, 6/3/60		250,000	158,589
Amazon.com, Inc. sr. unsec. unsub. notes 2.10%, 5/12/31		95,000	80,323
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		100,000	91,212
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29		65,000	55,321
Bath & Body Works, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity		60,000	53,559
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30		145,000	138,163
Block, Inc. sr. unsec. notes 3.50%, 6/1/31		145,000	118,434
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.45%, 4/1/27		105,000	100,747
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30		205,000	203,736
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		195,000	173,426
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30		210,000	210,963
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29		75,000	64,658
Camelot Return Merger Sub, Inc. 144A sr. notes 8.75%, 8/1/28		55,000	51,843
Carnival Corp. 144A notes 9.875%, 8/1/27		105,000	108,373
Carnival Holdings Bermuda, Ltd. 144A company guaranty sr. unsec. unsub. notes 10.375%, 5/1/28 (Bermuda)		15,000	16,236
Carriage Services, Inc. 144A company guaranty sr. unsec. notes 4.25%, 5/15/29		65,000	52,808
CDI Escrow Issuer, Inc. 144A sr. unsec. notes 5.75%, 4/1/30		130,000	121,388
Cengage Learning, Inc. 144A sr. unsec. unsub. notes 9.50%, 6/15/24		7,000	6,976
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		150,000	131,308
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28		80,000	59,597
Everi Holdings, Inc. 144A company guaranty sr. unsec. notes 5.00%, 7/15/29		100,000	88,666
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28		125,000	117,188
Garda World Security Corp. 144A sr. notes 7.75%, 2/15/28 (Canada)		90,000	89,775
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		281,000	246,450
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29		39,000	34,652
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27		90,000	80,353
Gray Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 11/15/31		170,000	108,170
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)		70,000	65,472
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 9.00%, perpetual maturity		35,000	34,956
Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. bonds 4.875%, 1/15/30		290,000	269,609
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		160,000	90,265
Interpublic Group of Cos., Inc. (The) sr. unsec. unsub. notes 2.40%, 3/1/31		100,000	81,957
Kontoor Brands, Inc. 144A company guaranty sr. unsec. notes 4.125%, 11/15/29		125,000	105,313
Las Vegas Sands Corp. sr. unsec. unsub. notes 3.90%, 8/8/29		95,000	84,032
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29		95,000	75,222
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27		235,000	230,178
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		150,000	123,977
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		70,000	70,119
Macy's Retail Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 5.875%, 3/15/30		40,000	34,670
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		40,000	37,918
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30		85,000	71,412
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29		130,000	113,371
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		160,000	136,400
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29		120,000	100,200
Michaels Cos., Inc. (The) 144A sr. unsec. notes 7.875%, 5/1/29		35,000	21,505
Moody's Corp. sr. unsec. notes 3.25%, 1/15/28		120,000	112,946
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29		180,000	164,700
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		45,000	46,571
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26		85,000	83,467
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 6/15/30		235,000	230,970
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		80,000	70,243
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26		70,000	67,539
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29		60,000	53,763
Paramount Global sr. unsec. unsub. notes 4.00%, 1/15/26		30,000	28,441
Paramount Global sr. unsec. unsub. notes 2.90%, 1/15/27		75,000	66,636
Penn Entertainment, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		130,000	121,599
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		115,000	105,626
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/30		50,000	50,446
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. unsub. notes 9.25%, 1/15/29		95,000	100,999
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.50%, 8/31/26		20,000	18,803
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 4.25%, 7/1/26		20,000	18,327
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30		70,000	55,565
Sabre GLBL, Inc. 144A company guaranty sr. notes 7.375%, 9/1/25		80,000	67,651
Sabre GLBL, Inc. 144A company guaranty sr. sub. notes 11.25%, 12/15/27		25,000	19,218
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 144A sr. unsec. notes 6.625%, 3/1/30		55,000	48,349
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		195,000	193,781
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		115,000	107,819
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31		135,000	99,622
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		75,000	66,938
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		115,000	105,430
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30		130,000	109,768
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		30,000	24,944
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		160,000	142,379
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27		400,000	353,152
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		110,000	105,784
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		60,000	55,800
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		35,000	33,950
Townsquare Media, Inc. 144A sr. notes 6.875%, 2/1/26		60,000	55,632
Univision Communications, Inc. 144A sr. notes 7.375%, 6/30/30		190,000	176,649
Urban One, Inc. 144A company guaranty sr. notes 7.375%, 2/1/28		70,000	63,000
Victoria's Secret & Co. 144A sr. unsec. notes 4.625%, 7/15/29		150,000	114,750
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 3.755%, 3/15/27		390,000	365,481
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28		60,000	51,888
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31		140,000	139,300
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		120,000	107,083

			8,872,934
Consumer staples (1.3%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		205,000	175,987
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		80,000	73,200
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27		115,000	109,346
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 4.90%, 2/1/46		165,000	156,700
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		125,000	118,138
Ashtead Capital, Inc. 144A company guaranty sr. unsec. notes 2.45%, 8/12/31		200,000	156,402
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		200,000	188,424
Ashtead Capital, Inc. 144A notes 4.00%, 5/1/28		200,000	184,961
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		105,000	90,023
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42		95,000	94,811
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. notes 4.625%, 1/15/29		15,000	13,092
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30		50,000	40,685
GSK Consumer Healthcare Capital US, LLC company guaranty sr. unsec. unsub. notes 3.375%, 3/24/27		250,000	236,229
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27		130,000	123,436
Kenvue, Inc. 144A company guaranty sr. unsec. notes 4.90%, 3/22/33		353,000	359,456
Kenvue, Inc. 144A company guaranty sr. unsec. unsub. bonds 5.05%, 3/22/53		64,000	64,423
Kenvue, Inc. 144A company guaranty sr. unsec. unsub. notes 5.05%, 3/22/28		53,000	54,134
Keurig Dr Pepper, Inc. company guaranty sr. unsec. bonds 3.20%, 5/1/30		30,000	27,146
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 2.55%, 9/15/26		130,000	120,625
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 3.875%, 5/15/27		35,000	33,900
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.125%, 1/31/30		200,000	178,106
Match Group Holdings II, LLC 144A sr. unsec. bonds 3.625%, 10/1/31		90,000	73,315
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28		120,000	109,500
Newell Brands, Inc. sr. unsec. unsub. notes 4.70%, 4/1/26		50,000	46,376
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25		85,000	85,203
US Foods, Inc. 144A company guaranty sr. unsec. notes 4.75%, 2/15/29		50,000	45,602
Yum! Brands, Inc. sr. unsec. bonds 5.375%, 4/1/32		150,000	142,104

			3,101,324
Energy (2.9%)
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A company guaranty sr. unsec. notes 7.875%, 5/15/26		15,000	15,204
Antero Resources Corp. 144A company guaranty sr. unsec. notes 7.625%, 2/1/29		70,000	71,210
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40		120,000	98,700
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28		75,000	68,625
BP Capital Markets America, Inc. company guaranty sr. unsec. notes 3.119%, 5/4/26		125,000	119,879
BP Capital Markets America, Inc. company guaranty sr. unsec. unsub. notes 3.937%, 9/21/28		115,000	111,352
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 8.00%, 8/1/28		110,000	107,564
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 7.50%, 6/15/30		110,000	101,996
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27		105,000	101,850
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		130,000	128,913
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32		220,000	179,997
Chord Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26		55,000	54,175
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30		125,000	104,218
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26		125,000	119,149
Ecopetrol SA sr. unsec. unsub. notes 6.875%, 4/29/30 (Colombia)		170,000	152,174
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		260,000	256,750
EnLink Midstream, LLC 144A company guaranty sr. unsec. notes 5.625%, 1/15/28		145,000	139,684
EQT Corp. sr. unsec. notes 7.00%, 2/1/30		70,000	72,421
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.50%, 10/15/30		115,000	104,212
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		115,000	107,669
KazMunayGas National Co. JSC sr. unsec. notes Ser. REGS, 5.375%, 4/24/30 (Kazakhstan)		220,000	199,100
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30		215,000	203,713
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25		90,000	85,968
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27		195,000	183,206
Occidental Petroleum Corp. sr. unsec. bonds 6.625%, 9/1/30		200,000	208,500
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40		420,000	410,025
Occidental Petroleum Corp. sr. unsec. sub. notes 7.50%, 5/1/31		120,000	130,332
ONEOK, Inc. company guaranty sr. unsec. unsub. notes 6.10%, 11/15/32		165,000	167,131
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.25%, 7/15/33		80,000	79,317
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28		59,000	58,709
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/25		46,000	45,930
Patterson-UTI Energy, Inc. sr. unsec. notes 3.95%, 2/1/28		135,000	119,313
Permian Resources Operating, LLC 144A company guaranty sr. unsec. notes 5.375%, 1/15/26		190,000	179,276
Pertamina Persero PT sr. unsec. unsub. notes Ser. REGS, 2.30%, 2/9/31 (Indonesia)		220,000	179,300
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.49%, 1/23/27 (Mexico)		70,000	60,586
Petroleos Mexicanos 144A sr. unsec. bonds 10.00%, 2/7/33 (Mexico)		90,000	80,723
Petronas Capital, Ltd. company guaranty sr. unsec. unsub. bonds Ser. REGS, 2.48%, 1/28/32 (Malaysia)		300,000	255,078
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		175,000	172,247
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		165,000	151,594
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28		30,000	28,579
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27		145,000	143,290
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		90,000	86,895
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28		95,000	89,076
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30		255,000	234,383
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 12/31/30		125,000	108,125
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31		135,000	124,216
Transocean Titan Financing, Ltd. 144A company guaranty sr. notes 8.375%, 2/1/28 (Cayman Islands)		120,000	121,522
Transocean, Inc. 144A company guaranty sr. unsec. notes 11.50%, 1/30/27		70,000	71,604
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26		140,000	133,146
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 6.25%, 1/15/30		60,000	59,483
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31		90,000	90,471
Venture Global LNG, Inc. 144A sr. notes 8.125%, 6/1/28		40,000	40,200
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27		35,000	33,660

			6,550,440
Financials (5.7%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)		355,000	288,515
Air Lease Corp. sr. unsec. notes Ser. MTN, 3.00%, 2/1/30		265,000	220,660
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28		55,000	51,591
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29		150,000	128,178
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 6.75%, 10/15/27		115,000	107,181
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		205,000	213,749
Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42		205,000	162,920
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26		250,000	232,041
Aretec Escrow Issuer, Inc. 144A sr. unsec. notes 7.50%, 4/1/29		75,000	64,074
Australia and New Zealand Banking Group, Ltd. 144A unsec. sub. FRB 2.57%, 11/25/35 (Australia)		245,000	186,608
Banco Santander SA sr. unsec. unsub. FRN 1.722%, 9/14/27 (Spain)		200,000	174,720
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)		200,000	196,366
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.551%, 2/4/28		105,000	95,051
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37		570,000	487,011
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37		100,000	104,675
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)		65,000	58,009
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43		130,000	118,242
BNP Paribas SA 144A unsec. sub. FRB 2.588%, 8/12/35 (France)		200,000	153,308
Capital One Financial Corp. sr. unsec. unsub. notes 3.75%, 3/9/27		190,000	177,742
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25		35,000	33,226
Citigroup, Inc. sr. unsec. FRN 5.61%, 9/29/26		290,000	292,080
Citigroup, Inc. sub. unsec. bonds 6.174%, 5/25/34		64,000	64,905
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46		250,000	210,798
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27		500,000	480,433
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29		125,000	112,697
Credit Suisse Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)		250,000	223,193
Credit Suisse Group AG 144A sr. unsec. FRB 6.537%, 8/12/33 (Switzerland)		320,000	326,582
Credit Suisse Group AG 144A unsec. sub. notes 6.50%, 8/8/23 (Switzerland)		200,000	195,000
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.311%, 11/16/27 (Germany)		170,000	146,268
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.222%, 9/18/24 (Germany)		215,000	210,858
Deutsche Bank AG/New York, NY unsec. sub. FRB 3.729%, 1/14/32 (Germany)		200,000	149,859
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)		152,000	141,405
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)		200,000	194,096
Fidelity National Financial, Inc. sr. unsec. bonds 3.20%, 9/17/51		95,000	55,799
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28		210,000	208,466
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 2.90%, 2/16/28		340,000	287,067
Freedom Mortgage Corp. 144A sr. unsec. notes 7.625%, 5/1/26		160,000	139,829
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26		45,000	42,905
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25		30,000	29,249
General Motors Financial Co., Inc. sr. unsec. notes 6.40%, 1/9/33		130,000	131,857
General Motors Financial Co., Inc. sr. unsec. notes 1.25%, 1/8/26		40,000	35,916
General Motors Financial Co., Inc. sr. unsec. sub. notes 1.50%, 6/10/26		65,000	57,791
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26		200,000	194,264
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29		370,000	350,689
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30		190,000	162,798
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26		90,000	88,649
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26		75,000	65,710
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. sub. notes 4.375%, 2/1/29		165,000	126,258
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40		160,000	113,149
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32		80,000	62,050
Intercontinental Exchange, Inc. sr. unsec. notes 4.35%, 6/15/29		142,000	139,791
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity		30,000	29,529
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity		180,000	166,218
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (ICE LIBOR USD 3 Month + 1.00%), 6.321%, 5/15/47		110,000	90,200
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48		280,000	226,449
JPMorgan Chase & Co. sr. unsec. unsub. FRN 3.782%, 2/1/28		340,000	323,336
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29		15,000	13,767
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29(R)		75,000	58,620
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)		120,000	101,672
Lloyds Banking Group PLC unsec. sub. FRB 3.369%, 12/14/46 (United Kingdom)		200,000	131,615
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29		235,000	229,383
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. bonds 3.729%, 10/15/70		192,000	129,375
Metropolitan Life Global Funding I 144A sr. notes 2.95%, 4/9/30		325,000	282,114
Morgan Stanley unsec. sub. notes Ser. GMTN, 4.35%, 9/8/26		560,000	546,180
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31		90,000	73,086
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28		85,000	73,525
NatWest Group PLC sr. unsec. unsub. FRN 5.847%, 3/2/27 (United Kingdom)		200,000	200,586
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28		95,000	85,979
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		165,000	134,874
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25		115,000	106,885
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26		150,000	132,030
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33		595,000	534,242
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)		75,000	63,762
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)		50,000	49,188
Toronto-Dominion Bank (The) sr. unsec. notes 4.108%, 6/8/27 (Canada)		120,000	115,510
US Bancorp unsec. sub. FRB 2.491%, 11/3/36		295,000	217,997
USI, Inc./NY 144A sr. unsec. notes 6.875%, 5/1/25		90,000	88,483
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28(R)		125,000	118,963
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27(R)		45,000	41,672
Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38		250,000	275,545
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)		110,000	91,028
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)		95,000	62,959

			13,089,050
Health care (2.1%)
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51		115,000	101,272
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26		45,000	41,994
Becton Dickinson & Co. sr. unsec. notes 2.823%, 5/20/30		135,000	118,450
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		115,000	106,651
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		80,000	70,000
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27		155,000	132,677
CHS/Community Health Systems, Inc. 144A jr. notes 6.875%, 4/15/29		100,000	56,236
DH Europe Finance II SARL company guaranty sr. unsec. notes 2.60%, 11/15/29 (Luxembourg)		100,000	88,773
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28		105,000	100,476
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53		100,000	100,742
GE Healthcare Holding, LLC 144A company guaranty sr. unsec. notes 5.65%, 11/15/27		110,000	112,221
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26		25,000	24,824
HCA, Inc. company guaranty sr. unsec. bonds 5.50%, 6/1/33		55,000	54,896
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26		75,000	74,669
HCA, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 2/1/25		75,000	74,478
Humana, Inc. sr. unsec. unsub. bonds 5.50%, 3/15/53		110,000	107,959
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28		170,000	176,062
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)		200,000	179,196
Minerva Merger Sub, Inc. 144A sr. unsec. notes 6.50%, 2/15/30		90,000	74,131
Mozart Debt Merger Sub, Inc. 144A sr. notes 3.875%, 4/1/29		190,000	163,866
Mozart Debt Merger Sub, Inc. 144A sr. unsec. notes 5.25%, 10/1/29		80,000	68,450
Owens & Minor, Inc. 144A company guaranty sr. unsec. notes 6.625%, 4/1/30		160,000	144,234
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)		148,000	152,362
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.75%, 5/19/33 (Singapore)		208,000	208,834
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/28 (Singapore)		124,000	123,541
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		110,000	104,500
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		30,000	28,411
Service Corp. International sr. unsec. notes 3.375%, 8/15/30		25,000	20,813
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31		345,000	294,544
Tenet Healthcare Corp. company guaranty sr. notes 5.125%, 11/1/27		185,000	176,780
Tenet Healthcare Corp. 144A company guaranty sr. unsub. notes 6.125%, 6/15/30		275,000	265,782
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		230,000	225,322
Thermo Fisher Scientific, Inc. sr. unsec. notes 4.80%, 11/21/27		270,000	275,006
UnitedHealth Group, Inc. sr. unsec. notes 2.95%, 10/15/27		235,000	221,529
UnitedHealth Group, Inc. sr. unsec. unsub. notes 5.25%, 2/15/28		305,000	313,921
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28		200,000	193,082
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30		50,000	41,743

			4,818,427
Technology (2.3%)
Alphabet, Inc. sr. unsec. bonds 2.25%, 8/15/60		200,000	119,348
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26		120,000	112,275
Apple, Inc. sr. unsec. bonds 4.85%, 5/10/53		250,000	251,529
Apple, Inc. sr. unsec. notes 4.30%, 5/10/33		210,000	210,477
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45		55,000	51,993
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43		80,000	71,102
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28		190,000	160,875
Arches Buyer, Inc. 144A sr. unsec. notes 6.125%, 12/1/28		40,000	34,616
Boxer Parent Co., Inc. 144A company guaranty sr. notes 7.125%, 10/2/25		50,000	49,908
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30		185,000	170,258
Broadcom, Inc. 144A sr. unsec. bonds 4.926%, 5/15/37		250,000	224,841
Broadcom, Inc. 144A sr. unsec. bonds 3.187%, 11/15/36		110,000	82,316
Central Parent, Inc./CDK Global, Inc. 144A company guaranty sr. notes 7.25%, 6/15/29		55,000	53,825
Clarios Global LP/Clarios US Finance Co. 144A notes 9.00%, 9/30/29		150,000	127,125
Clarivate Science Holdings Corp. 144A sr. unsec. notes 4.875%, 7/1/29		105,000	90,178
Cloud Software Group, Inc. 144A sr. notes. 6.50%, 3/31/29		235,000	207,807
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		55,000	51,646
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		55,000	51,692
CrowdStrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29		150,000	130,737
Gen Digital Inc. 144A company guaranty sr. unsec. unsub. notes 7.125%, 9/30/30		85,000	84,853
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		210,000	180,644
Meta Platforms, Inc. sr. unsec. bonds 5.60%, 5/15/53		98,000	97,937
Meta Platforms, Inc. sr. unsec. notes 4.95%, 5/15/33		178,000	177,564
Meta Platforms, Inc. sr. unsec. unsub. bonds 4.45%, 8/15/52		140,000	118,444
Meta Platforms, Inc. sr. unsec. unsub. notes 3.50%, 8/15/27		80,000	76,858
Microsoft Corp. sr. unsec. unsub. bonds 2.921%, 3/17/52		190,000	140,591
NCR Corp. 144A company guaranty sr. unsec. sub. notes 5.125%, 4/15/29		140,000	122,465
Oracle Corp. sr. unsec. bonds 3.95%, 3/25/51		70,000	51,339
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41		290,000	218,901
Oracle Corp. sr. unsec. notes 1.65%, 3/25/26		225,000	205,499
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29		130,000	106,113
salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61		235,000	154,811
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51		235,000	161,407
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31		215,000	182,259
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30		250,000	198,914
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29		145,000	123,250
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31		215,000	181,593
Workday, Inc. sr. unsec. notes 3.70%, 4/1/29		90,000	83,437
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29		280,000	242,535

			5,161,962
Transportation (0.3%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26		145,000	142,303
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27		350,000	332,708
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29		80,000	72,467
Watco Cos., LLC/Watco Finance Corp. 144A sr. unsec. notes 6.50%, 6/15/27		245,000	234,754

			782,232
Utilities and power (1.6%)
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31		170,000	136,070
American Electric Power Co., Inc. sr. unsec. unsub. bonds 5.625%, 3/1/33		230,000	233,552
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28		85,000	82,236
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32		60,000	49,776
Boardwalk Pipelines LP company guaranty sr. unsec. notes 3.60%, 9/1/32		45,000	38,318
Buckeye Partners LP sr. unsec. bonds 5.85%, 11/15/43		45,000	33,417
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42		40,000	34,206
Duke Energy Carolinas, LLC sr. mtge. notes 4.25%, 12/15/41		85,000	73,751
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29		45,000	42,234
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)		70,000	68,068
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity		310,000	237,925
Energy Transfer LP sr. unsec. unsub. notes 6.50%, 2/1/42		20,000	19,941
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30		275,000	241,961
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48		95,000	78,422
Evergy Missouri West, Inc. 144A sr. notes 5.15%, 12/15/27		265,000	265,738
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28		100,000	101,711
Eversource Energy sr. unsec. unsub. notes 5.125%, 5/15/33		220,000	217,588
Georgia Power Co. sr. unsec. unsub. notes 4.95%, 5/17/33		190,000	187,321
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24		55,000	53,189
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. bonds 5.20%, 6/1/33		35,000	33,796
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.051%, 3/1/25		190,000	192,101
NRG Energy, Inc. 144A jr. unsec. sub. FRB 10.25%, 3/9/53		30,000	28,425
NRG Energy, Inc. 144A sr. notes 2.45%, 12/2/27		145,000	123,307
Oncor Electric Delivery Co., LLC 144A sr. bonds 4.95%, 9/15/52		280,000	267,840
Pacific Gas and Electric Co. notes 2.10%, 8/1/27		40,000	34,618
Pacific Gas and Electric Co. sr. bonds 5.90%, 6/15/32		85,000	83,133
Pacific Gas and Electric Co. sr. bonds 4.95%, 7/1/50		90,000	70,078
Pacific Gas and Electric Co. sr. notes 3.30%, 12/1/27		170,000	151,655
PacifiCorp sr. bonds 2.70%, 9/15/30		105,000	91,930
PG&E Corp. sr. sub. notes 5.25%, 7/1/30		145,000	131,033
Puget Sound Energy, Inc. sr. bonds 5.448%, 6/1/53		120,000	120,046
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24		85,000	82,270

			3,605,656

Total corporate bonds and notes (cost $61,027,763)			$60,856,234

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (15.7%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (3.0%)
Government National Mortgage Association Pass-Through Certificates
5.50%, 5/20/49	$30,850	$31,405
5.00%, 5/20/49	83,720	83,270
4.00%, with due dates from 9/20/52 to 1/20/53	1,202,699	1,142,397
3.50%, with due dates from 3/20/47 to 11/20/49	1,254,876	1,175,697
2.50%, with due dates from 2/20/52 to 3/20/52	3,843,570	3,348,900
2.00%, 7/20/51	1,330,201	1,129,750

		6,911,419
U.S. Government Agency Mortgage Obligations (12.7%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
5.50%, 12/1/52	378,337	381,367
4.50%, 9/1/52	581,740	563,467
4.00%, 9/1/49	1,160,521	1,119,135
3.50%, 8/1/43	233,433	219,495
3.00%, with due dates from 3/1/43 to 8/1/52	1,465,192	1,316,380
2.50%, with due dates from 1/1/52 to 4/1/52	4,555,496	3,919,305
2.50%, 10/1/36	1,217,977	1,121,210
2.00%, 3/1/51	1,357,375	1,116,585
Federal National Mortgage Association Pass-Through Certificates
6.50%, 4/1/53	491,861	504,106
5.50%, with due dates from 1/1/38 to 11/1/52	899,534	911,673
5.00%, with due dates from 1/1/49 to 8/1/49	53,369	52,769
4.50%, with due dates from 5/1/49 to 1/1/53	591,495	572,785
3.50%, 6/1/56	1,318,796	1,216,153
3.50%, with due dates from 6/1/42 to 6/1/52	2,871,649	2,645,738
3.00%, with due dates from 2/1/43 to 3/1/52	2,996,446	2,681,323
2.50%, with due dates from 11/1/51 to 3/1/52	1,955,527	1,678,938
2.00%, with due dates from 10/1/50 to 3/1/52	6,816,653	5,629,175
2.00%, 3/1/36	1,247,125	1,121,646
1.50%, 1/1/51	1,455,821	1,138,438
1.50%, 7/1/36	1,274,768	1,119,684

		29,029,372

Total U.S. government and agency mortgage obligations (cost $36,435,275)		$35,940,791

U.S. TREASURY OBLIGATIONS (10.7%)(a)
	Principal amount	Value
U.S. Treasury Bonds
3.00%, 2/15/49	$5,500,000	$4,659,531
2.75%, 8/15/42(SEG)	6,000,000	4,968,693
U.S. Treasury Notes
2.75%, 8/15/32	5,500,000	5,114,355
1.625%, 9/30/26	5,800,000	5,376,781
1.625%, 5/15/26	2,500,000	2,331,543
1.625%, 2/15/26	2,000,000	1,872,971

Total U.S. treasury obligations (cost $24,165,112)		$24,323,874

MORTGAGE-BACKED SECURITIES (9.3%)(a)
	Principal amount	Value
Commercial mortgage-backed securities (5.6%)
AREIT CRE Trust 144A FRB Ser. 22-CRE6, Class A, 6.164%, 1/20/37 (Cayman Islands)	$144,777	$140,607
Banc of America Commercial Mortgage Trust
Ser. 15-UBS7, Class AS, 3.989%, 9/15/48(WAC)	205,000	191,396
FRB Ser. 07-1, Class XW, IO, 0.313%, 1/15/49(WAC)	85,526	22
BANK
Ser. 17-BNK9, Class A4, 3.538%, 11/15/54	404,000	374,189
FRB Ser. 20-BN26, Class XA, IO, 1.222%, 3/15/63(WAC)	2,426,189	139,560
Barclays Commercial Mortgage Trust Ser. 19-C5, Class C, 3.71%, 11/15/52	402,000	314,718
Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45(WAC)	7,311	7,055
Benchmark Mortgage Trust
Ser. 19-B12, Class A5, 3.116%, 8/15/52	429,000	378,723
FRB Ser. 20-B21, Class XA, IO, 1.45%, 12/17/53(WAC)	5,688,417	425,964
Citigroup Commercial Mortgage Trust
Ser. 13-GC17, Class B, 5.095%, 11/10/46(WAC)	247,000	237,648
Ser. 14-GC21, Class B, 4.328%, 5/10/47(WAC)	137,000	126,454
FRB Ser. 15-P1, Class B, 4.315%, 9/15/48(WAC)	475,000	438,664
FRB Ser. 16-P6, Class B, 4.16%, 12/10/49(WAC)	368,000	326,194
COMM Mortgage Trust
FRB Ser. 17-COR2, Class C, 4.588%, 9/10/50(WAC)	660,000	526,361
FRB Ser. 15-CR26, Class B, 4.466%, 10/10/48(WAC)	332,000	290,436
Ser. 15-DC1, Class B, 4.035%, 2/10/48(WAC)	352,000	314,827
FRB Ser. 15-LC19, Class B, 3.829%, 2/10/48(WAC)	152,000	139,598
COMM Mortgage Trust 144A Ser. 13-CR6, Class B, 3.397%, 3/10/46	210,954	183,421
CSAIL Commercial Mortgage Trust FRB Ser. 19-C15, Class XA, IO, 1.029%, 3/15/52(WAC)	5,775,250	250,255
GS Mortgage Securities Trust
FRB Ser. 16-GS2, Class C, 4.698%, 5/10/49(WAC)	489,000	435,653
Ser. 14-GC22, Class B, 4.391%, 6/10/47(WAC)	239,000	220,298
JPMDB Commercial Mortgage Securities Trust FRB Ser. 18-C8, Class C, 4.81%, 6/15/51(WAC)	140,000	114,632
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 14-C20, Class B, 4.399%, 7/15/47(WAC)	274,000	246,633
FRB Ser. 13-C10, Class C, 4.093%, 12/15/47(WAC)	201,000	187,881
Ladder Capital Commercial Mortgage Trust 144A FRB Ser. 17-LC26, Class XA, IO, 1.519%, 7/12/50(WAC)	3,137,142	141,960
Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 14-C15, Class B, 4.565%, 4/15/47(WAC)	281,000	273,174
Ser. 14-C17, Class AS, 4.011%, 8/15/47	388,000	373,617
Ser. 14-C19, Class B, 4.00%, 12/15/47(WAC)	402,000	361,565
Ser. 16-C32, Class AS, 3.994%, 12/15/49(WAC)	410,000	365,853
Ser. 13-C9, Class B, 3.708%, 5/15/46(WAC)	228,000	204,506
FRB Ser. 16-C32, Class XA, IO, 0.652%, 12/15/49(WAC)	9,373,321	173,351
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class E, 4.351%, 8/15/46(WAC)	1,350,000	41,591
FRB Ser. 13-C11, Class F, 4.351%, 8/15/46(WAC)	1,720,000	4,644
Morgan Stanley Capital I Trust
FRB Ser. 18-L1, Class C, 4.792%, 10/15/51(WAC)	358,000	291,269
Ser. 18-L1, Class AS, 4.637%, 10/15/51(WAC)	310,000	285,389
Ser. 18-L1, Class A4, 4.407%, 10/15/51(WAC)	221,000	210,484
Ser. 19-H7, Class A4, 3.261%, 7/15/52	280,000	248,253
PFP, Ltd. 144A
FRB Ser. 21-7, Class B, 6.505%, 4/14/38 (Cayman Islands)	646,968	609,196
FRB Ser. 21-7, Class AS, 6.257%, 4/14/38 (Cayman Islands)	508,975	492,715
Ready Capital Mortgage Financing, LLC 144A FRB Ser. 22-FL10, Class AS, 8.181%, 10/25/39	371,000	367,121
UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)	853,000	9
Ser. 13-C6, Class B, 3.875%, 4/10/46(WAC)	158,000	143,398
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.259%, 11/15/48(WAC)	209,315	98
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 05-C21, Class E, 5.099%, 10/15/44(WAC)	381,064	303,864
Wells Fargo Commercial Mortgage Trust
Ser. 18-C47, Class AS, 4.673%, 9/15/61(WAC)	327,000	297,570
Ser. 19-C49, Class B, 4.546%, 3/15/52	581,000	496,778
Ser. 17-C39, Class B, 4.025%, 9/15/50	491,000	425,565
Ser. 16-NXS6, Class A4, 2.918%, 11/15/49	408,000	371,790
WF-RBS Commercial Mortgage Trust Ser. 13-C11, Class B, 3.714%, 3/15/45(WAC)	314,719	274,463

		12,769,412
Residential mortgage-backed securities (non-agency) (3.7%)
BRAVO Residential Funding Trust 144A FRB Ser. 21-HE2, Class A1, (US 30 Day Average SOFR + 0.75%), 5.723%, 11/25/69	583,012	562,606
Eagle Re, Ltd. 144A FRB Ser. 18-1, Class M1, (ICE LIBOR USD 1 Month + 1.70%), 6.838%, 11/25/28 (Bermuda)	943,257	946,538
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk FRN Ser. 15-HQA1, Class M3, (ICE LIBOR USD 1 Month + 4.70%), 9.838%, 3/25/28	245,855	255,105
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M1A, (US 30 Day Average SOFR + 2.95%), 7.923%, 6/25/42	471,759	479,573
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA3, Class M1A, (US 30 Day Average SOFR + 2.30%), 7.273%, 8/25/42	72,806	73,080
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA4, Class M1A, (US 30 Day Average SOFR + 2.20%), 7.173%, 5/25/42	610,422	615,477
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1A, (US 30 Day Average SOFR + 2.15%), 7.123%, 9/25/42	46,140	46,395
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1A, (US 30 Day Average SOFR + 2.00%), 6.973%, 4/25/42	355,301	356,864
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3AS, (ICE LIBOR USD 1 Month + 1.00%), 6.138%, 2/25/47	329,297	327,048
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA3, Class M1, (US 30 Day Average SOFR + 0.85%), 5.823%, 9/25/41	85,544	82,979
Federal National Mortgage Association Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (ICE LIBOR USD 1 Month + 5.30%), 10.438%, 10/25/28	21,961	23,373
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 7.973%, 1/25/42	543,000	534,855
Connecticut Avenue Securities Trust FRB Ser. 22-R06, Class 1M1, (US 30 Day Average SOFR + 2.75%), 7.723%, 5/25/42	136,803	139,404
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (ICE LIBOR USD 1 Month + 2.15%), 7.288%, 11/25/39	131,260	131,785
Connecticut Avenue Securities Trust FRB Ser. 22-R03, Class 1M1, (US 30 Day Average SOFR + 2.10%), 7.073%, 3/25/42	718,566	722,608
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M1, (US 30 Day Average SOFR + 2.00%), 6.973%, 3/25/42	416,954	418,663
FirstKey Homes Trust 144A Ser. 20-SFR2, Class A, 1.266%, 10/19/37	1,044,625	942,586
GCAT Trust 144A Ser. 20-NQM2, Class A3, 2.935%, 4/25/65	25,026	23,106
Mill City Mortgage Loan Trust 144A Ser. 23-NQM1, Class A1, 6.05%, 10/25/67	322,204	320,270
MortgageIT Trust FRB Ser. 04-1, Class M2, (ICE LIBOR USD 1 Month + 1.01%), 6.143%, 11/25/34	103,476	95,813
Residential Accredit Loans, Inc. FRB Ser. 06-QO5, Class 1A1, (ICE LIBOR USD 1 Month + 0.43%), 5.45%, 5/25/46	138,492	119,103
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR1, Class 2A1, (ICE LIBOR USD 1 Month + 0.18%), 5.318%, 1/25/37	545,722	468,759
Tricon American Homes Trust 144A Ser. 18-SFR1, Class A, 3.53%, 5/17/37	910,439	876,503

		8,562,493

Total mortgage-backed securities (cost $22,958,712)		$21,331,905

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (3.7%)(a)
	Principal amount	Value
Argentine (Republic of) sr. unsec. unsub. bonds 1.50%, 7/9/35 (Argentina)	$200,000	$46,427
Argentine (Republic of) sr. unsec. unsub. notes 0.50%, 7/9/30 (Argentina)	240,000	63,000
Bahrain (Kingdom of) sr. unsec. notes Ser. REGS, 7.375%, 5/14/30 (Bahrain)	200,000	201,500
Brazil (Federal Republic of) sr. unsec. unsub. bonds 8.25%, 1/20/34 (Brazil)	250,000	286,250
Chile (Republic of) sr. unsec. unsub. bonds 4.34%, 3/7/42 (Chile)	340,000	299,625
Colombia (Republic of) sr. unsec. unsub. bonds 8.00%, 4/20/33 (Colombia)	250,000	251,064
Cote d'lvoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Cote d'lvoire)	250,000	215,938
Dominican (Republic of) sr. unsec. bonds Ser. REGS, 4.875%, 9/23/32 (Dominican Republic)	150,000	125,792
Dominican (Republic of) sr. unsec. unsub. bonds Ser. REGS, 7.45%, 4/30/44 (Dominican Republic)	100,000	95,420
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)	153,000	149,406
Ecuador (Republic of) sr. unsec. unsub. bonds Ser. REGS, 2.50%, 7/31/35 (Ecuador)	230,000	79,925
Egypt (Arab Republic of) sr. unsec. bonds Ser. REGS, 7.30%, 9/30/33 (Egypt)	200,000	106,500
Gabon (Republic of) sr. unsec. notes Ser. REGS, 6.625%, 2/6/31 (Gabon)	200,000	156,250
Ghana (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.125%, 1/18/26 (Ghana) (In default)(NON)	250,000	105,313
Ghana (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%, 2/11/27 (Ghana) (In default)(NON)	200,000	80,750
Guatemala (Republic of) sr. unsec. unsub. bonds Ser. REGS, 3.70%, 10/7/33 (Guatemala)	240,000	194,700
Hungary (Government of) sr. unsec. bonds Ser. REGS, 5.50%, 6/16/34 (Hungary)	210,000	200,526
Indonesia (Republic of) sr. unsec. unsub. notes 4.65%, 9/20/32 (Indonesia)	390,000	386,791
Indonesia (Republic of) sr. unsec. unsub. notes 4.55%, 1/11/28 (Indonesia)	200,000	199,335
Jamaica (Government of) sr. unsec. unsub. bonds 8.00%, 3/15/39 (Jamaica)	100,000	119,558
Kenya (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 6/24/24 (Kenya)	200,000	183,500
Mongolia (Government of) 144A sr. unsec. notes 8.65%, 1/19/28 (Mongolia)	200,000	197,000
Morocco (Kingdom of) sr. unsec. bonds Ser. REGS, 3.00%, 12/15/32 (Morocco)	200,000	157,250
Oman (Sultanate of) sr. unsec. notes Ser. REGS, 7.375%, 10/28/32 (Oman)	300,000	326,625
Panama (Republic of) sr. unsec. unsub. bonds 6.70%, 1/26/36 (Panama)	275,000	293,563
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 4.95%, 4/28/31 (Paraguay)	200,000	191,500
People's Republic of China sr. unsec. notes Ser. REGS, 1.75%, 10/26/31 (China)	350,000	300,483
Philippines (Republic of) sr. unsec. unsub. bonds 4.20%, 3/29/47 (Philippines)	200,000	173,378
Philippines (Republic of) sr. unsec. unsub. notes 3.75%, 1/14/29 (Philippines)	200,000	192,086
Qatar (State of) sr. unsec. notes Ser. REGS, 3.75%, 4/16/30 (Qatar)	300,000	291,312
Qatar (State of) sr. unsec. unsub. bonds Ser. REGS, 4.40%, 4/16/50 (Qatar)	220,000	198,699
Romania (Government of) sr. unsec. unsub. notes 6.125%, 1/22/44 (Romania)	100,000	93,125
Romania (Government of) 144A sr. unsec. unsub. notes 6.625%, 2/17/28 (Romania)	400,000	409,790
Saudi Arabia (Kingdom of) sr. unsec. bonds Ser. REGS, 4.50%, 10/26/46 (Saudi Arabia)	230,000	200,650
Serbia (Republic of) 144A sr. unsec. notes 6.50%, 9/26/33 (Serbia)	200,000	193,750
South Africa (Republic of) sr. unsec. unsub. notes 5.875%, 4/20/32 (South Africa)	280,000	240,302
Tunisia (Central Bank of) sr. unsec. unsub. notes Ser. REGS, 5.75%, 1/30/25 (Tunisia)	260,000	161,044
Turkey (Republic of) sr. unsec. unsub. notes 8.60%, 9/24/27 (Turkey)	200,000	192,000
Ukraine (Government of) sr. unsec. notes Ser. REGS, 7.375%, 9/25/34 (Ukraine) (In default)(NON)	370,000	69,375
United Arab Emirates sr. unsec. unsub. bonds Ser. REGS, 2.875%, 10/19/41 (United Arab Emirates)	460,000	353,472
United Mexican States sr. unsec. unsub. bonds 5.00%, 4/27/51 (Mexico)	200,000	171,362
United Mexican States sr. unsec. unsub. bonds 4.28%, 8/14/41 (Mexico)	380,000	308,665
Uruguay (Oriental Republic of) sr. unsec. bonds 5.10%, 6/18/50 (Uruguay)	160,000	157,055

Total foreign government and agency bonds and notes (cost $8,755,230)		$8,420,056

ASSET-BACKED SECURITIES (1.0%)(a)
	Principal amount	Value
Foursight Capital Automobile Receivables Trust 144A Ser. 22-2, Class A2, 4.49%, 3/16/26	$164,558	$163,412
Harley-Davidson Motorcycle Trust Ser. 22-A, Class A3, 3.06%, 2/15/27	153,000	148,586
Honda Auto Receivables Owner Trust Ser. 20-2, Class A4, 1.09%, 10/15/26	973,000	955,226
Mello Warehouse Securitization Trust 144A FRB Ser. 21-3, Class E, (ICE LIBOR USD 1 Month + 3.25%), 8.388%, 10/22/24	520,000	508,300
Station Place Securitization Trust 144A FRB Ser. 23-2, Class A1, (CME Term SOFR 1 Month + 0.95%), 6.103%, 6/29/24	525,000	524,620

Total asset-backed securities (cost $2,270,017)		$2,300,144

SENIOR LOANS (0.7%)(a)(c)
	Principal amount	Value
AppleCaramel Buyer, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.75%), 8.903%, 10/19/27	$89,773	$88,157
Ascend Learning, LLC bank term loan FRN (ICE LIBOR USD 1 Month + 5.75%), 11.003%, 11/18/29	80,000	68,266
Brand Industrial Services, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.25%), 9.373%, 6/21/24	144,616	136,735
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.50%), 8.807%, 8/21/26	129,664	121,783
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (ICE LIBOR USD 3 Month + 3.50%), 9.003%, 11/23/27	114,715	103,405
CQP Holdco LP bank term loan FRN (ICE LIBOR USD 3 Month + 3.50%), 8.659%, 5/27/28	104,734	104,024
Crocs, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.753%, 2/20/29	36,571	36,485
DIRECTV Financing, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 5.00%), 10.154%, 7/22/27	141,324	133,861
Epicor Software Corp. bank term loan FRN (ICE LIBOR USD 1 Month + 7.75%), 13.003%, 7/31/28	55,000	54,548
Greeneden US Holdings II, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 4.00%), 9.154%, 12/1/27	69,821	67,989
IRB Holding Corp. bank term loan FRN (CME Term SOFR 3 Month Plus CSA + 3.00%), 8.253%, 12/15/27	100,000	96,888
LSF11 A5 HoldCo, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 9.503%, 10/15/28	35,000	34,271
Madison IAQ, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 3.25%), 8.302%, 6/15/28	55,000	52,594
Mattress Firm, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.25%), 9.39%, 9/21/28	74,803	70,720
Nouryon USA, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.155%, 4/3/28	35,000	34,322
Nouryon USA, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 8.99%, 4/3/28	35,000	34,300
Polaris Newco, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.00%), 9.159%, 6/3/28	89,772	80,268
Sabre GLBL, Inc. bank term loan FRN (CME Term SOFR 1 Month + 5.00%), 10.253%, 6/30/28	20,000	14,688
United Airlines, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.75%), 8.888%, 4/21/28	89,771	89,172
VM Consolidated, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 7.634%, 3/19/28	74,513	74,327

Total senior loans (cost $1,518,369)		$1,496,803

CONVERTIBLE BONDS AND NOTES (0.2%)(a)
	Principal amount	Value
Middleby Corp. (The) cv. sr. unsec. notes 1.00%, 9/1/25	$40,000	$46,372
Realogy Group, LLC/Realogy Co-Issuer Corp. company guaranty cv. sr. unsec. notes 0.25%, 6/15/26	38,000	27,051
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28	70,000	54,349
Splunk, Inc. cv. sr. unsec. notes 1.125%, 6/15/27	60,000	51,480
Spotify USA, Inc. company guaranty cv. sr. unsec. notes zero %, 3/15/26	65,000	55,380
Teladoc Health, Inc. cv. sr. unsec. sub. notes 1.25%, 6/1/27	70,000	55,575
Unity Software, Inc. cv. sr. unsec. notes zero %, 11/15/26	70,000	55,090

Total convertible bonds and notes (cost $348,598)		$345,297

INVESTMENT COMPANIES (0.1%)(a)
	Shares	Value
SPDR S&P 500 ETF Trust	519	$216,864
SPDR S&P MidCap 400 ETF Trust	65	28,610

Total investment companies (cost $244,942)		$245,474

SHORT-TERM INVESTMENTS (4.3%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 5.21%(AFF)	9,764,270	$9,764,270

Total short-term investments (cost $9,764,270)		$9,764,270
TOTAL INVESTMENTS

Total investments (cost $229,770,724)		$226,887,185

	FORWARD CURRENCY CONTRACTS at 5/31/23 (aggregate face value $1,288,193) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Morgan Stanley & Co. International PLC
		Euro	Buy	6/21/23	$80,367	$81,241	$(874)
		Euro	Sell	6/21/23	80,367	83,072	2,705
		Euro	Sell	9/20/23	80,779	81,637	858
	State Street Bank and Trust Co.
		Euro	Buy	6/21/23	93,921	94,940	(1,019)
		Euro	Sell	6/21/23	93,921	97,117	3,196
		Euro	Sell	9/20/23	94,403	95,405	1,002
	UBS AG
		Euro	Buy	6/21/23	248,465	251,197	(2,732)
		Euro	Sell	6/21/23	248,465	251,159	2,694
		Euro	Sell	9/20/23	249,737	252,425	2,688

	Unrealized appreciation						13,143

	Unrealized (depreciation)						(4,625)

	Total						$8,518
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 5/31/23 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Russell 2000 Index E-Mini (Long)	1	$87,483	$87,590	Jun-23	$(2,254)
S&P 500 Index E-Mini (Short)	109	22,780,074	22,838,225	Jun-23	(1,609,672)
U.S. Treasury Bond Ultra 30 yr (Long)	21	2,874,375	2,874,375	Sep-23	47,859
U.S. Treasury Note 2 yr (Long)	53	10,908,891	10,908,891	Sep-23	(7,174)

Unrealized appreciation					47,859

Unrealized (depreciation)					(1,619,100)

Total					$(1,571,241)

TBA SALE COMMITMENTS OUTSTANDING at 5/31/23 (proceeds receivable $2,993,671) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 5.00%, 6/1/53	$3,000,000	6/13/23	$2,954,648

Total			$2,954,648

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 5/31/23 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$1,932,000	$1,024	(E)	$(10,790)	6/21/25	US SOFR — Annually	4.20% — Annually	$(11,814)
		208,000	2,737	(E)	4,421	6/21/28	3.80% — Annually	US SOFR — Annually	1,684
		1,898,000	6,605	(E)	28,303	6/21/33	3.40% — Annually	US SOFR — Annually	21,698
		462,000	29,905	(E)	18,455	6/21/53	US SOFR — Annually	2.80% — Annually	(11,450)

	Total				$40,389				$118
(E)	Extended effective date.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 5/31/23 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	CDX NA HY Series 40 Index	B+/P	$31,792	$8,000,000	$86,800	6/20/28	500 bp — Quarterly	$189,708

	Total		$31,792					$189,708
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at May31, 2023. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's currency abbreviations
EUR	Euro
USD / $	United States Dollar
Key to holding's abbreviations
BKNT	Bank Note
bp	Basis Points
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
ICE	Intercontinental Exchange
IO	Interest Only
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MTN	Medium Term Notes
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2022 through May 31, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $228,355,164.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 8/31/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 5/31/23
Short-term investments
	Putnam Short Term Investment Fund**	$975,000	$40,346,609	$31,557,339	$173,243	$9,764,270

	Total Short-term investments	$975,000	$40,346,609	$31,557,339	$173,243	$9,764,270
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $1,592,163.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, who has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Futures contracts: The fund used futures contracts to manage exposure to market risk and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
At the close of the reporting period, the fund has deposited cash valued at $46,931 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
At the close of the reporting period, the fund has deposited cash valued at $774,349 in a segregated account to cover margin requirements on open centrally cleared credit default contracts.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$1,738,127	$935,789	$—
Capital goods	2,563,197	273,345	—
Communication services	1,674,331	209,688	—
Conglomerates	418,819	400,976	—
Consumer cyclicals	4,745,742	1,502,180	—
Consumer staples	3,791,332	1,475,264	—
Energy	2,944,230	349,205	—
Financials	7,618,911	1,954,462	—
Health care	6,768,806	1,555,527	—
Technology	17,631,515	622,904	—
Transportation	331,606	482,695	—
Utilities and power	1,410,934	462,742	10

Total common stocks	51,637,550	10,224,777	10
Asset-backed securities	—	2,300,144	—
Convertible bonds and notes	—	345,297	—
Corporate bonds and notes	—	60,856,234	—
Foreign government and agency bonds and notes	—	8,420,056	—
Investment companies	245,474	—	—
Mortgage-backed securities	—	21,331,905	—
Senior loans	—	1,496,803	—
U.S. government and agency mortgage obligations	—	35,940,791	—
U.S. treasury obligations	—	24,323,874	—
Short-term investments	—	9,764,270	—

Totals by level	$51,883,024	$175,004,151	$10
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$8,518	$—
Futures contracts	(1,571,241)	—	—
TBA sale commitments	—	(2,954,648)	—
Interest rate swap contracts	—	(40,271)	—
Credit default contracts	—	157,916	—

Totals by level	$(1,571,241)	$(2,828,485)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	200
Forward currency contracts (contract amount)	$430,000
Centrally cleared interest rate swap contracts (notional)	$2,500,000
Centrally cleared credit default contracts (notional)	$4,800,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com